united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

1445 Research Blvd, Suite 530, Rockville, MD 20850

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

OnTrack Core Fund

Semi-Annual Report
June 30, 2022

Investor Class Shares (OTRFX)
Advisor Class Shares (OTRGX)

1-855-747-9555
www.advisorspreferred.com

Distributed by Ceros Financial Services, Inc.

August 28, 2022

Dear Shareholders,

This Semi-Annual Report for the OnTrack Core Fund (“Fund”) focuses on the period from January 1, 2022 to June 30, 2022. Price Capital Management, Inc. serves as the Sub-Advisor to the OnTrack Core Fund. During the period, the Investor Class Shares of the Fund returned a negative -3.99%, while the Advisor Class Shares of the Fund returned a negative -4.08%. The Bloomberg U.S. 1-3-month Treasury Bill Index gained 0.15% and the S&P 500 Total Return Index lost -19.96% for the period. The Bloomberg U.S. Aggregate Bond Index declined by -10.35% for the six months.

The broad stock market indices, as well as the high yield or junk bond index, experienced steep corrections to begin the year in reaction to the conflict in Ukraine and the impact of inflation on the price of goods, as well as the actions of the Federal Reserve to fight inflation. The Fed typically raises interest rates to cool an overheated economy that is causing inflation. The Fed’s dilemma is the economy is already contracting, but inflation remains well above the Fed target. Markets will continue to be volatile as investors assess these developments and concerns about a possible recession.

The Fund was fully invested in low volatility bond and income mutual funds entering 2022, when the overall stock market as represented by the S&P 500 Index started to slide. The Sub-Advisor moved the Fund to a defensive posture. Rather than switch to an all cash position, a small portion of the portfolio was invested in a long/short strategy to take advantage of the relative strength trend where small cap value stocks outperformed small cap growth stocks. This approach was met with mixed results, and when the relative strength trend began to level off in May, the OnTrack Core Fund was moved to an all cash position. The trend of junk bonds is strongly related to the trend of stocks. The Junk Bond Index was down 14.1% from its peak at the end of December 2021 through June 2022, the fourth largest drawdown in the 25-year history of the index. At the end of the period, the Fund was substantially all in cash.

What is clear is that the risk-managed approach to investing as utilized in the Fund works. The Sub-Advisor’s goal is not to eliminate all stock market risk. Rather, its goal is to seek to manage risk so investors avoid the life-changing losses often experienced in bear market declines and be poised to take advantage of opportunities when the bear market ends. The Fund is called a “Core” fund for a reason. Advisors and individual investors can use the Fund as a core position in their portfolio knowing the Sub-Advisor attempts to control risk during uncertain market environments, but will move to a more aggressive position during strong market conditions.

If at any time you would like further information about the OnTrack Core Fund, please visit our website at www.ontrackcore.com.

Price Capital Management, Inc.	Advisors Preferred, LLC

Sub-Advisor to the OnTrack Core Fund	Advisor to the OnTrack Core Fund

OnTrack Core Fund
Portfolio Review (Unaudited)
June 30, 2022

The Fund’s performance figures* for the periods ended June 30, 2022, as compared to its benchmarks:

			Annualized
				Since Inception	Since Inception
	Six Months	One Year	Five Year	June 21, 2013	January 15, 2013
OnTrack Core Fund - Investor Class	(3.99)%	(4.65)%	6.01%	N/A	4.73%
OnTrack Core Fund - Advisor Class	(4.08)%	(4.79)%	5.81%	4.45%	N/A
Bloomberg 1-3 Month T-Bill Index **	0.15%	0.18%	1.05%	0.65%	0.63%
Bloomberg U.S. Aggregate Bond Index ***	(10.35)%	(10.29)%	0.88%	1.83%	1.46%
S&P 500 Total Return Index ****	(19.96)%	(10.62)%	11.31%	12.22%	12.67%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses including underlying funds as stated in the fee table of the Fund’s prospectus dated May 1, 2022 is 3.47% for the Investor Class and 3.65% for the Advisor Class. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The Fund’s prospectus and summary prospectus contain these as well as other information about the Fund and should be read carefully before investing. A prospectus or summary prospectus and current performance may be obtained by calling 1-855-747-9555.

**	The Bloomberg 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

***	The Bloomberg U.S. Aggregate Bond Index is an unmanaged index comprised of U.S. investment grade, fixed rate bond market securities, including government, government agency, corporate and mortgage-backed securities with at least one year until maturity. Investors cannot invest directly in an index. It is also known as U.S. Aggregate Bond Index. Investors cannot invest directly in an index.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Top Holdings *	% of Net Assets
Open-End Fund	0.0%**
Money Market Funds	96.7%
Other Assets in Excess of Liabilities	3.3%
100.0%

*	The Top Holdings detailed does not include derivative exposure.

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

**	Percentage rounds to less than 0.1%

ONTRACK CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	OPEN END FUND — 0.0%(a)
	FIXED INCOME - 0.0%(a)
417	Nuveen High Yield Municipal Bond Fund, Class I	$6,411

	TOTAL OPEN-END FUND (Cost $2,182)	6,411

	SHORT-TERM INVESTMENTS — 96.7%
	MONEY MARKET FUNDS – 96.7%
53,046,903	Fidelity Government Portfolio, Class I, 1.21%(b)	53,046,903
53,046,902	First American Government Obligations Fund, Class Z, 1.23%(b)	53,046,902
9,221,346	PIMCO Government Money Market Fund, Institutional Class, 0.12%(b)	9,221,346
	TOTAL MONEY MARKET FUNDS (Cost $115,315,151)	115,315,151

	TOTAL SHORT-TERM INVESTMENTS (Cost $115,315,151)	115,315,151

	TOTAL INVESTMENTS - 96.7% (Cost $115,317,333)	$115,321,562
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3%	3,911,944
	NET ASSETS - 100.0%	$119,233,506

(a)	Percentage rounds to less than 0.1%.

(b)	Rate disclosed is the seven-day effective yield as of June 30, 2022.

TOTAL RETURN SWAPS
Unrealized
Number of		Notional Amount at		Termination		Appreciation
Shares	Reference Entity*	June 30, 2022	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
Long Position:
5,475	Nuveen Municipal High Yield Bond Fund	$84,158	3-Mth USD LIBOR plus 150 bp	10/31/2024	BRC	$—

					Total:	$—

BRC - Barclays Capital

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

*	Swap contract reset at June 30, 2022.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2022

ASSETS
Investment securities:
At cost	$115,317,333
At value	$115,321,562
Cash	222
Cash collateral for Swaps	660,000
Deposits with brokers for futures contracts	3,603,132
Dividends and interest receivable	65,809
Prepaid expenses and other assets	14,567
TOTAL ASSETS	119,665,292

LIABILITIES
Investment advisory fees payable	274,748
Payable for Fund shares redeemed	140,158
Payable for swap resets	8,318
Shareholder services fees payable - Investor Class	6,272
Distribution (12b-1) fees payable - Advisor Class	2,290
TOTAL LIABILITIES	431,786
NET ASSETS	$119,233,506

Composition of Net Assets:
Paid in capital	$127,359,897
Accumulated deficit	(8,126,391)
NET ASSETS	$119,233,506

Net Asset Value Per Share:
Investor Class Shares:
Net Assets	$108,083,504
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,006,043
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$53.88
Advisor Class Shares:
Net Assets	$11,150,002
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	203,373
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$54.83

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2022

INVESTMENT INCOME
Dividends	$690,930
Interest	123,587
TOTAL INVESTMENT INCOME	814,517

EXPENSES
Investment advisory fees	1,563,437
Shareholder services fees - Investor Class	39,260
Distribution (12b-1) fees - Advisor Class	16,128
Other expenses	9,929
TOTAL EXPENSES	1,628,754

NET INVESTMENT INCOME	(814,237)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(690,707)
Futures	1,944,006
Swaps	(1,219,449)
Net Realized Gain on Investments, Future and Swaps	33,850

Net change in unrealized (depreciation) on:
Investments	(4,428,501)
Net Change in Unrealized Depreciation on Investments	(4,428,501)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(4,394,651)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,208,888)

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2022	December 31, 2021
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(814,237)	$1,105,856
Net realized gain on investments, future and swaps	33,850	5,374,640
Distributions from underlying investment companies	—	17,452
Net change in unrealized (depreciation) on investments	(4,428,501)	(742,545)
Net increase (decrease) in net assets resulting from operations	(5,208,888)	5,755,403

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Investor Class	—	(8,424,380)
Advisor Class	—	(907,776)
Total distributions to shareholders	—	(9,332,156)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Investor Class	4,117,573	183,809,080
Advisor Class	163,128	90,451,819
Reinvestment of dividends and distributions:
Investor Class	—	2,919,361
Advisor Class	—	743,780
Cost of shares redeemed:
Investor Class	(11,938,001)	(140,805,428)
Advisor Class	(4,025,866)	(86,798,598)
Net increase (decrease) from shares of beneficial interest transactions	(11,683,166)	50,320,014

NET INCREASE (DECREASE) IN NET ASSETS	(16,892,054)	46,743,261

NET ASSETS
Beginning of period	136,125,560	89,382,299
End of period	$119,233,506	$136,125,560

SHARE ACTIVITY
Investor Class:
Shares Sold	75,146	3,055,738
Shares Reinvested	—	52,160
Shares Redeemed	(217,064)	(2,332,025)
Net increase (decrease) in shares of beneficial interest outstanding	(141,918)	775,873

Advisor Class:
Shares Sold	2,932	1,506,620
Shares Reinvested	—	13,046
Shares Redeemed	(72,016)	(1,418,778)
Net increase (decrease) in shares of beneficial interest outstanding	(69,084)	100,888

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Investor Class
	For the Six
	Months Ended
	June 30,		For the Year Ended December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$56.12		$57.84	$45.89	$43.54	$48.96	$47.21
Activity from investment operations:
Net investment income (loss) (a)	(0.35)		0.44	1.55	0.67	0.57	0.06
Net realized and unrealized gain (loss) on investments	(1.89)		1.83	11.76	2.31	(2.88)	3.01
Total from investment operations	(2.24)		2.27	13.31	2.98	(2.31)	3.07
Less distributions from:
Net investment income	—		(3.99)	(1.36)	(0.63)	(3.11)	(1.32)
Total distributions	—		(3.99)	(1.36)	(0.63)	(3.11)	(1.32)
Net asset value, end of year/period	$53.88		$56.12	$57.84	$45.89	$43.54	$48.96
Total return (b)	(3.99	)% (e)	3.94%	29.03%	6.86%	(4.70)%	6.49%
Net assets, at end of year/period (000s)	$108,084		$120,552	$79,367	$23,628	$25,692	$30,753
Ratio of net expenses to average net assets (c)	2.59	% (f)	2.58%	2.54%	2.53%	2.53%	2.53%
Ratio of net investment income (loss) to average net assets (c,d)	(1.29	)% (f)	0.73%	2.90%	1.47%	1.17%	0.14%
Portfolio Turnover Rate	169	% (e)	140%	213%	249%	604%	515%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return assumes reinvestment of all distributions.

(c)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(e)	Not annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Advisor Class
	For the Six
	Months Ended
	June 30,		For the Year Ended December 31,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Net asset value, beginning of year/period	$57.16		$58.38	$46.33	$43.90	$49.21	$47.45
Activity from investment operations:
Net investment income (loss) (a)	(0.40)		0.24	1.55	0.55	0.20	(0.04)
Net realized and unrealized gain (loss) on investments	(1.93)		1.95	11.78	2.38	(2.61)	3.02
Total from investment operations	(2.33)		2.19	13.33	2.93	(2.41)	2.98
Less distributions from:
Net investment income	—		(3.41)	(1.28)	(0.50)	(2.90)	(1.22)
Total distributions	—		(3.41)	(1.28)	(0.50)	(2.90)	(1.22)
Net asset value, end of year/period	$54.83		$57.16	$58.38	$46.33	$43.90	$49.21
Total return (b)	(4.08	)% (f)	3.76%	28.78%	6.67%	(4.90)%	6.27%
Net assets, at end of year/period (000s)	$11,150		$15,574	$10,016	$862	$1,104	$4,860
Ratio of net expenses to average net assets (d)	2.76	% (g)	2.76%	2.76%	2.75%	2.75%	2.75%
Ratio of net investment income (loss) to average net assets (d,e)	(1.43	)% (g)	0.40%	2.79%	1.23%	0.40%	(0.07)%
Portfolio Turnover Rate	169	% (f)	140%	213%	249%	604%	515%

(a)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total return assumes reinvestment of all distributions.

(d)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2022

1.	ORGANIZATION

OnTrack Core Fund (the “Fund”) is a diversified series of shares of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks total returns while keeping the Fund’s volatility and downside risk below that of major equity market indices. The Fund commenced operations on January 15, 2013.

The Fund currently offers two classes of shares: Investor Class and Advisor Class. Investor Class shares commenced operations on January 15, 2013 and Advisor Class shares commenced operations on June 21, 2013. Investor Class and Advisor Class shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific shareholder servicing and distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Investment Companies – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors/trustees of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2022 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Investments:
Open-End Fund	$6,411	$—	$—	$6,411
Short-Term Investments	115,315,151	—	—	115,315,151
Total Investments	$115,321,562	$—	$—	$115,321,562
Derivatives:
Swaps**	$—	$—	$—	$—
Total Assets	$115,321,562	$—	$—	$115,321,562

*	Refer to the Portfolio of Investments for industry classifications.

**	Swap contract reset at June 30, 2022.

The Fund did not hold any Level 3 securities during the period.

Security Transactions and Investment Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

The Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on the ex-date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Fund.

Federal Income Tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2019 to December 31, 2021, or expected to be taken in the Fund’s December 31, 2022, year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Futures Contracts – The Fund is subject to equity and interest rate risk in the normal course of pursuing its investment objective. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector on underlying fund). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, the Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Fund will typically enter into equity swap agreements in instances where the advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Fund may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The Fund may enter into Interest Rate Swaps. Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with money market investments as indicated on the Portfolio of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Fund’s custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising its rights with respect to the collateral. Under the tri-party agreement, the amount lost would be profits on the swap that had not yet been moved to the custody bank under the tri-party arrangements. Amounts expected to be owed to the Fund may be collateralized either directly with the Fund or in a segregated account at the custodian.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern Over-the-Counter (“OTC”) financial derivative transactions entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are typically a type of index bought and sold on a securities exchange. An ETF trades like common stock and typically represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: Mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, U.S. Government securities, and derivatives, amounted to $97,274,647 and $208,313,725, respectively.

4.	OFFSETTING OF FINANCIAL ASSETS AND DERIVATIVE ASSETS

Impact of Derivatives on the Statement of Operations

The Fund’s policy is to recognize a gross asset (liability) equal to the unrealized appreciation (depreciation) on futures contracts and swaps contracts. The swaps held by the Fund as of June 30, 2022 had no unrealized appreciation or depreciation.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with the derivative instruments, see Note 2.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the six months ended June 30, 2022:

Derivative Investment Type	Location of Gain/Loss on Derivative
Future Contracts	Net realized gain from futures
Swaps	Net realized loss from swaps

The following is a summary of the Fund’s realized gain/(loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended June 30, 2022:

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Realized gain on derivatives recognized in the Statement of Operations
Derivative Investment
Type	Interest Rate Risk	Credit Risk	Total
Futures Contracts	$1,944,006	$—	$1,944,006
Swaps	—	(1,219,449)	(1,219,449)
Total	$1,944,006	$(1,219,449)	$724,557

The derivative instruments outstanding as of June 30, 2022 as disclosed in the Notes to the Financial Statements and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolio of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the Portfolio of Investments.

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Counterparty Risk: The Fund invests in derivative instruments (the “Product”) issued for the Fund by Barclays Bank (“Barclays”). If Barclays becomes insolvent, Barclays may not be able to make any payments under the Product and investors may lose their Fund capital invested in the Product. A decline in Barclays financial standing is likely to reduce the market value of the Product and therefore the price the Fund may receive for the Product if it sells it in the market.

Liquidity Risk: Liquidity risk is the risk that the Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result, the Fund may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Fund does not anticipate any material losses as a result of liquidity risk.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisors Preferred LLC (“Advisor”), serves as investment Advisor to the Fund. The Advisor has engaged Price Capital Management, Inc. (the “Sub-Advisor”) to serve as the sub-advisor to the Fund.

Pursuant to an advisory agreement with the Trust, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor computed and accrued daily and paid monthly at an annual rate of 2.50% of the Fund’s average daily net assets. Pursuant to the advisory agreement, the Advisor pays all operating expenses of the Fund, with the exception of shareholder servicing fees, 12b-1 fees, acquired fund fees and expenses, brokerage fees and commissions, borrowing costs (such as interest and dividends on securities sold short, if any) and extraordinary expenses. Pursuant to the advisory agreement, the Advisor received $1,563,437 in advisory fees for the six months ended June 30, 2022.

Pursuant to a liquidity program administrator agreement with the Fund, the Advisor, provides a liquidity program administrator who, directs the operations of the Fund’s liquidity risk management program. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor out of pocket expenses and an annual fee of $9,000. The liquidity program administrator agreement became effective June 1, 2021. Pursuant to the liquidity program administrator agreement, the Advisor earned $4,592 in fees for the six months ended June 30, 2022.

Ultimus Fund Solutions, LLC (“UFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, UFS provides administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities. These expenses are the responsibility of the Advisor.

In addition, certain affiliates of UFS provide services to the Fund as follows:

BluGiant, LLC (“Blu Giant”), an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. These expenses are the responsibility of the Advisor.

The Trust has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for the Fund’s Advisor Class shares pursuant to which the Fund pays fees to Ceros Financial Services, Inc. (“Ceros” or “Distributor”), a registered broker/dealer and an affiliate of the Advisor, to provide distribution and/or shareholder services to the Fund. Under the Rule 12b-1 Plan, Advisor Class shares of the Fund may pay an account maintenance fee for account maintenance services and/or distribution fee at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Advisor Class shares as compensation for the Distributor providing account maintenance and distribution services to shareholders. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the six months ended June 30, 2022, pursuant to the Rule 12b-1 Plan, the Advisor Class paid $16,128 which was paid out to brokers and dealers.

The Trust has adopted a Shareholder Services Plan under the 1940 Act for the Fund’s Investor Class pursuant to which the Fund pays fees to the Distributor for providing administrative shareholder services and/or account maintenance services at an annual rate of up to 0.25% of the Fund’s average net assets attributable to Investor Class shares. During the six months ended June 30, 2022, pursuant to the Shareholder Services Plan, the Investor Class paid $39,260 which was paid out to brokers and dealers.

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

Each Trustee who is not an “interested person” of the Trust or Advisor is compensated at a rate of $50,000 per year plus $2,500 minimum per meeting for certain special meetings, which varies based on the matters submitted, as well as for reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested trustees of the Trust are also officers or employees of the Advisor and its affiliates. The Advisor pays trustee fees.

During the six months ended June 30, 2022, Ceros executed trades on behalf of the Fund and received $5,763 in trade commissions.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities and owned by the Fund for federal income tax purposes excluding futures and its respective gross unrealized appreciation and (depreciation) at June 30, 2022, were as follows:

Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$115,317,333	$4,229	$—	$4,229

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2021 and December 31, 2020 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2021	December 31, 2020
Ordinary Income	$9,332,156	$1,930,092
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$9,332,156	$1,930,092

As of December 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,595,009	$—	$—	$(8,945,242)	$—	$4,432,730	$(2,917,503)

At December 31, 2021, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital loss carryforwards utilized, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$8,168,171	$777,071	$8,945,242	$8,649

OnTrack Core Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2022

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund pursuant to Section 2(a)(9) of the 1940 Act. As of June 30, 2022, National Financial Services LLC held approximately 86.30%, respectively, of the Fund for the benefit of its customers.

9.	RECENT REGULATORY UPDATES

In March 2020, FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (’‘ASU 2020-04’’). The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any of applying this ASU.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is currently evaluating the impact, if any, of this provision.

10.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests greater than 25% of their assets in the corresponding investments. The Fund may redeem its investment from the investments at any time if the Advisor or Sub-Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund will be directly affected by the performance of the investments. The financial statements of the investments, including their schedule of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. At June 30, 2022, the Fund was invested in the following:

Investment	Percentage of Net Assets
Fidelity Government Portfolio, Class I	44.5%
First American Government Obligations Fund, Class Z	44.5%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

OnTrack Core Fund
EXPENSE EXAMPLE (Unaudited)
June 30, 2022

As a shareholder of OnTrack Core Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the OnTrack Core Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the OnTrack Core Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Table 1
	Annualized	Beginning	Ending Account
Actual	Expense	Account Value	Value	Expenses Paid During Period *
Expenses	Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Investor Class	2.59%	$1,000.00	$960.10	$12.59
Advisor Class	2.76%	$1,000.00	$959.20	$13.41
Table 2
Hypothetical	Annualized	Beginning	Ending Account
(5% return before	Expense	Account Value	Value	Expenses Paid During Period *
expenses)	Ratio	1/1/2022	6/30/2022	1/1/2022-6/30/2022
Investor Class	2.59%	$1,000.00	$1,011.95	$12.92
Advisor Class	2.76%	$1,000.00	$1,011.11	$13.76

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the numbers of days in the fiscal year (365).

OnTrack Core Fund
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2022

Approval of Renewal of the Investment Advisory Agreement and Sub-Advisory Agreement – OnTrack Core Fund

At a video conference meeting held on May 11, 2022 (the “Meeting”), held in accordance with relief granted by the U.S. Securities and Exchange Commission (the “SEC”) to ease certain governance obligations required under the Investment Company Act of 1940, as amended (the “1940 Act”) in light of travel concerns related to the COVID-19 pandemic (the “SEC Relief Order”) the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the 1940 Act, considered the renewal of the investment advisory agreement (the “Advisory Agreement”’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of OnTrack Core Fund (the “Fund” or “OnTrack”); and the renewal of the sub-advisory agreement between the Adviser and Price Capital Management, Inc. (“PCM” or the “Sub-Adviser”) (“all together the Advisory Agreements).

In connection with the Board’s consideration and approval of the Advisory Agreements the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and financial condition; (c) the Adviser’s brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) anticipated direct level of profitability to the Adviser and Sub-Adviser and from related operations; (f) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (g) information regarding the performance of the OnTrack as compared to benchmarks and Morningstar category. The Board’s review of the materials and deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board. The Board members relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements.

Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Agreements. The Board reviewed the quality of work and abilities of the Adviser and its relationship with PCM and the performance of the Fund. In light of the Fund’s performance and the compliance/review relationship with the PCM, the Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties to the Fund. The Board conducted some of their deliberations on a joint basis for the Adviser and PCM given the close working relationship of the Adviser and Sub-Adviser.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s Form ADV, and the Sub-Adviser’s Form ADV, a description of the manner in which investment decisions will be made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and those executed by the Adviser. The Board reviewed the experience of professional personnel from both the Adviser and Sub-Adviser performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and the portfolio managers. Further reviewed by the Board was a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b)

OnTrack Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

and that each of the Adviser and Sub-Adviser have adopted procedures reasonably necessary to prevent Access Persons from violating such Code of Ethics.

The Board also reviewed the balance sheet of the Adviser as of December 31, 2021, and found the financial resources greatly improved over previous years. Management noted the Adviser has access to additional capital if the need should arise. There was discussion with respect to legal fees and how they were reflected on the income statement and balance sheet, and the Board noted the net income for the Adviser was improved from prior years.

With respect to Price Capital Management, LLC (“PCM”), the Board reviewed an income statement and balance sheet as of December 31, 2021, reflecting assets available to the sub-adviser to continue sub-advising OnTrack Core Fund. The Board concluded that the Adviser and Sub-Adviser have adequate financial resources to continue to service the Fund.

The Board also discussed the Adviser’s compliance program with the CCO of the Trust. The Board noted that the Adviser continues to have in place procedures which are currently working to prevent violations of applicable securities laws. The CCO confirmed that she has the support and resources to ensure the compliance procedures of the Trust are updated in accordance with current SEC rules. The Board concluded that the Adviser has qualified professionals, resources, and compliance policies essential to performing its duties under the Advisory Agreement.

Regarding the compliance programs of the Sub-Adviser, the CCO noted that she works with the CCO of the Sub-Adviser. The Board confirmed with the CCO that she had reviewed the policies. The Board determined that the Sub-Adviser has a compliance program in place that is reasonably designed to prevents violation of the applicable federal securities laws. The Board noted they are familiar with the portfolio managers of the Sub-Adviser and their qualifications in managing the OnTrack Core Fund.

Performance. The Board considered that the Adviser delegates day-to-day investment decisions to the Sub-Adviser and, therefore, would not directly control the performance of the Fund. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, reviewing daily positions and balance reports for the Fund, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Fund’s investment objectives and appears to be carrying out its functions appropriately.

With respect to the performance results from the Sub-Adviser’s daily management and investment strategies, the Board considered the updated performance of the Fund compared to its primary benchmark and Morningstar category for various periods provided by the Adviser. The Trustees also reviewed the Sub-Adviser’s strategy and the Fund’s performance for various periods with explanations for over/under performance.

The Board considered the performance of the Fund (as measure by Investor Class shares) for the various periods ended March 31, 2022 as compared to the Bloomberg 1-3 Month T Bill Index, the Bloomberg U.S. Aggregate Bond Index, S&P 500 Total Return Index, and the Morningstar Macro Trading category for each of the one-, three-, five-year; and for the since-inception period Bloomberg 1-3 Month T Bill Index. The Board noted that OnTrack underperformed the Bloomberg 1-3 Month T Bill Index, the S&P 500 Total Return Index, and the Morningstar Macro for the one-year period, while outperforming the Bloomberg U.S. Aggregate Bond Index for the one-year period. However, for the three- and five-year and since-inception periods, the Board found the

OnTrack Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Fund outperformed the Bloomberg 1-3 Month T Bill Index; and for the for the three- and five-year periods, outperformed the Bloomberg U.S. Aggerate Index and the Morningstar Macro Trading category while underperforming the S&P 500 Total Return Index. With respect to the S&P 500 Total Return Index, the Board noted that the Fund’s investment objective is total return with lower volatility and downside risk than that of equity market indices. The Fund’s five-star Morningstar rating and risk-adjusted performance was considered by the Board. The Board acknowledged the strong long-term performance based on its strategy, and that with Adviser oversight, PCM was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term. The Board concluded performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided to the Fund by the Adviser and Sub-Adviser, respectively, the Board reviewed and discussed the advisory fee and total operating expenses of each Fund compared to its peer group and Morningstar category as presented in the Meeting Materials.

The Board noted that advisory fee of 2.50% for OnTrack was above the average for the Morningstar Multialternative Category and was close to the maximum management fee. The unitary structure of expenses for the Fund was discussed by the Trustees as they observed that since the Adviser pays virtually all Fund expenses that the advisory fee could be reduced by operating expenses for a purer comparison. The Board noted that the net expenses of 3.45% for Investor Class was within range for similar class funds and below the maximum net expense for the Morningstar Multialternative Institutional Class. With regards to OnTrack Adviser Class, the Board noted the net expense ratio of 3.67% was above the average and below the maximum net expense ratio for the Morningstar Multialternative A category. The Board concluded that the advisory fee and net expenses for OnTrack Core Fund were not unreasonable.

For the Fund, the Board reviewed and considered the split of the Advisory fee between the Adviser and the sub-adviser (the sub-adviser being paid by the Adviser, not the Fund), and determined it was acceptable and reasonable for the services to be provided to the Fund.

Profitability of Adviser. The Board reviewed the levels of profits to the Adviser for the most recent fiscal year from the Fund with respect to advisory fees and from the total relationship with the Fund. They considered whether profits from the Fund were reasonable in light of services provided, including the assets levels and payments to the Sub-Adviser, and any breakpoints in fee structures for the Fund. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

With respect to OnTrack, the Adviser reported a small profit from the advisory fee and its relationship with the Fund. The Board considered the fee split with the Sub-Adviser to be acceptable. The Board noted that the Fund charges a unitary-type fee of 2.50% of the Fund’s average annual net assets (exclusive of distribution fees, acquired fund fees and all other operating expenses not specifically assumed by the Fund), of which the Adviser is entitled to 0.35%, with the remaining balance paid to the Sub-Adviser less the other operating expenses of the Fund, resulting in an approximate 1.75% fee to the Sub-Adviser. The Board considered that the Adviser is responsible for the payment of most operational Fund expenses incurred costs and found that at current asset levels the Adviser’s relationship with the Fund was slightly profitable at a 4% margin for advisory services as well as when viewed from a totality of the relationship with the Fund perspective. The Board concluded that any excess profit to the Adviser from OnTrack was not a current issue. The Trustees agreed to monitor adviser profits as assets of the Fund grow.

OnTrack Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

Profitability Sub-Adviser: The Board reviewed the levels of profits to the Sub-Adviser for the most recent fiscal year from the Fund with respect to sub-advisory fees and from the total relationship with the Fund. With regards to the Fund, the Board noted that the Sub-Adviser usually charges higher fees for separately managed accounts with similar investment strategies, if any. The Board, in consultation with counsel noted that current court rulings with respect to profitability suggest up to or even over a 50% profit margin for any adviser or sub-adviser could be acceptable and not considered excessive.

The Board reviewed the profitability reports submitted by PCM and noted that it receives a net fee after the advisory fee, and after other Fund expenses required to be paid by the Adviser and Sub-Adviser. The Board determined profits to PCM for the fiscal period ended December 31, 2021 were approximately 20% from sub-advisory fees received for managing the portfolio assets and no different from a totality of relationship perspective. The Board concluded that based on the assets levels and services provided, the Sub-Adviser having excess profits is not a current concern.

Economies of Scale. As to the extent to which the Fund will realize economies of scale, the Adviser reported an estimate of $500 million to be the minimum asset level required to reach such economies of scale and that the Fund may not achieve economies of scale as it may face capacity issues. The Board discussed the Adviser’s expectations for the growth of the Fund and concluded that any material economies of scale were not a concern at present assets levels. The Trustees agreed to revisit economies of scale as assets of the Fund continue to grow. The Board also confirmed that economies of scale is not a concern for approval of the sub-advisory agreement.

Conclusion. The Board was assisted by counsel throughout the Advisory Agreements review process. The Board members relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating each of the Advisory Agreements. In considering the approval, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreements.

OnTrack Core Fund
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2022

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategies and the liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions; short and long-term cash flow projections; and cash holdings and access to other funding sources.

During the six months ended June 30, 2022, the Trust’s Liquidity Program Administrator (“LPA”) and the Board reviewed the Fund’s investments and they determined that, generally, the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board and the LPA concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-747-9555 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-747-9555.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, MD 20850

SUB-ADVISOR
Price Capital Management, Inc.
85 Chanteclaire Circle
Gulf Breeze, FL 32561

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

ONTRACK-SAR22

(b) Not applicable.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 8/29/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 8/29/22

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 8/29/22